Submission	Feb. 06, 2026
Submission [Line Items]
Central Index Key	0000072971
Registrant Name	Wells Fargo & Company/MN
Registration File Number	333-292881
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A